Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2019
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Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries
The table below summarizes the impact of acquisitions and disposals on the statement of financial position
and cash flows of AB InBev for 31 December 2019 and 31 December 2018:

Million US dollar	2019 Acquisitions	2018 Acquisitions	2019 Disposals	2018 Disposals
Non-current assets
Property, plant and equipment	44	2	(1)	(310)
Intangible assets	128	24	(29)	(17)
Deferred tax assets	—	23	—	—
Trade and other receivables	—	—	—	(86)
Investments in associates	(15)	—	—	—
Current assets
Inventories	43	17	(7)	(84)
Income tax receivables	—	—	—	(2)
Trade and other receivables	19	2	(1)	(79)
Cash and cash equivalents	40	8	—	(6)
Assets held for sale	—	—	—	(27)
Non-current liabilities
Interest-bearing loans and borrowings	(11)	(3)	—	—
Trade and other payables	(110)	—	—	—
Deferred tax liabilities	(33)	—	9	4
Current liabilities
Trade and other payables	(65)	(19)	2	406
Net identifiable assets and liabilities	40	54	(27)	(201)
Non-controlling interest	(12)	—	2	1
Goodwill on acquisitions and goodwill disposed of	682	107	(22)	(652)
Loss/(gain) on disposal	—	—	(21)	(15)
Consideration to be (paid)/received	(275)	(112)	—	47
Net cash paid on prior years acquisitions	16	68	(65)	—
Recycling of CTA in respect of net assets	—	—	—	(584)
Contribution in kind	—	—	—	1 150
Consideration paid/(received)	451	117	(133)	(254)
Cash (acquired)/disposed of	(40)	(5)	—	(3)
Net cash outflow / (inflow)	411	112	(133)	(257)
Net cash outflow / (inflow) on continuing operations	385	84	(133)	(257)
Net cash outflow / (inflow) on discontinued operations	26	28	—	—
On 30 March 2018, AB InBev completed the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses as discussed in Note 4 (A). This transaction involved the contribution by AB InBev of its existing Russia and Ukraine businesses to AB InBev Efes in exchange for a 50% ownership in AB InBev Efes. In line with IFRS, the contribution by AB InBev of its existing Russia and Ukraine businesses to AB InBev Efes, with AB InBev losing control, is accounted for as a deemed disposal and the 50%
non-controlling
interest AB InBev received in AB InBev Efes in exchange for such contribution is accounted for as a deemed acquisition of an investment in associate, with both acquisition and disposal measured at their fair value estimated at 1.15 billion US dollar representing the estimated value of the 50% investment AB InBev will hold in AB InBev Efes after adjustment for net debt. See also Note 16
Investments in associates
.
On 30 March 2018, AB InBev derecognized 573m US dollar net assets related to its former Russia and Ukraine businesses and recycled 584m US dollar from other comprehensive income to the consolidated income statement, resulting in a net exceptional, non-cash
loss of 7m US dollar (see also Note 8
Exceptional items
).
The company undertook a series of additional acquisitions and disposals during 2018 and 2019, with no significant impact in the company’s consolidated financial statements.